UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00334
                                    ---------

                          FRANKLIN CAPITAL GROWTH FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------


Date of fiscal year end: 6/30
                         ----

Date of reporting period: 12/31/07
                          --------


ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER                         GROWTH
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                      FRANKLIN
                 CAPITAL GROWTH FUND                Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED  EXPERTISE         Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE  DIVERSIFICATION          Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................   1

SEMIANNUAL REPORT

Franklin Capital Growth Fund ..............................................   3

Performance Summary .......................................................   6

Your Fund's Expenses ......................................................   9

Financial Highlights and Statement of Investments .........................  11

Financial Statements ......................................................  19

Notes to Financial Statements .............................................  23

Shareholder Information ...................................................  31

--------------------------------------------------------------------------------


Semiannual Report

Franklin Capital Growth Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities that trade on a securities exchange or in the over-the-counter market.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE
FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Capital Growth Fund covers the period ended December 31, 2007.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Capital Growth Fund - Class A posted a +0.60% cumulative total return. Compared with its benchmarks for the same period, the Fund underperformed the Russell 1000(R) Growth Index's +3.41% total return, but outperformed the Standard & Poor's 500 Index's (S&P 500's) -1.37% total return.1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2007, the U.S. economy decelerated. Gross domestic product (GDP) grew an annualized 4.9% in the third quarter of 2007 despite a struggling housing market and the abrupt unraveling of the subprime mortgage market. Increased federal defense spending, accelerating exports, declining imports, nonresidential construction and greater business inventory investment supported growth. However, the housing downturn negatively affected the overall economy by fourth quarter 2007 as credit conditions worsened, consumer spending slowed, and GDP growth decelerated to an estimated 0.6% annualized rate.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 12/31/07

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Electronic Technology*                                                     18.1%
Health Technology*                                                         10.8%
Finance                                                                     9.5%
Producer Manufacturing                                                      7.9%
Communications                                                              6.3%
Technology Services*                                                        6.3%
Energy Minerals                                                             6.2%
Consumer Services                                                           5.7%
Utilities                                                                   4.6%
Consumer Non-Durables                                                       4.1%
Retail Trade                                                                3.6%
Consumer Durables                                                           2.6%
Transportation                                                              2.6%
Industrial Services                                                         2.6%
Other                                                                       4.0%
Short-Term Investments & Other Net Assets                                   5.1%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

The unemployment rate increased from 4.6% at the beginning of the period to 5.0% in December 2007.2 Although consumer confidence in July neared a six-year high, it declined through period-end largely due to rising mortgage and fuel costs, falling home prices and a weaker job market. Oil prices were volatile and established a new record high in November, nearing $99 per barrel. For the 12 months ended December 31, 2007, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate. 2

Facing the prospect of slower economic growth, the Federal Reserve Board lowered the federal funds target rate to 4.25% from 5.25% during the period. As investors fled riskier, poorer-performing assets, U.S. Treasuries rallied and the 10-year Treasury note yield fell from 5.03% at the beginning of the period to 4.04% on December 31, 2007.

Stock markets were volatile during the period mainly due to investor concerns about slowing economic growth. The major stock indexes recovered from a late-summer sell-off and a November correction, and the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +0.12%.3 The broader S&P 500 had a -1.37% return, and the technology-heavy NASDAQ Composite Index returned +3.09%.4 The energy, utilities and consumer staples sectors sectors performed particularly well. Large-capitalization stocks generally outperformed small caps, and growth stocks fared better than their value counterparts.

INVESTMENT STRATEGY

We are research-driven, fundamental investors who look for companies of any size that we believe are positioned for above-average growth in revenues, earnings or assets. We look for companies that have a particular marketing niche, proven technology, industry leadership, sound financial records and strong management -- factors we believe point to strong growth potential.

2. Source: Bureau of Labor Statistics.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

4. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

MANAGER'S DISCUSSION

Individual stocks that were among the biggest contributors to the Fund's absolute performance during the reporting period were Finland's Nokia, the world's top cell phone maker; Berkshire Hathaway, the well-known investment conglomerate; and Peabody Energy, the world's largest coal producer. Among the Fund's strongest sectors were producer manufacturing, technology services, industrial services and consumer non-durables. Specific stocks in these sectors that performed well included Danaher, in the industrial conglomerates industry; Microsoft, in the packaged software industry; National Oilwell Varco, in the oilfield services and equipment industry; and Procter & Gamble, in the household and personal care industry.

Particular holdings that detracted most from absolute performance during the period included E*TRADE Financial (sold by period-end), in the investment banks and brokers industry; Cemex, in the construction materials industry; Lowe's, in the home improvement chains industry; and MetroPCS Communications, in the wireless telecommunications industry. These were consistent with the sectors that detracted from Fund returns, which included finance, non-energy minerals, retail trade and communications.

Thank you for your continued participation in Franklin Capital Growth Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/s/ Serena Perin Vinton

Serena Perin Vinton, CFA
Portfolio Manager
Franklin Capital Growth Fund

TOP 10 HOLDINGS
12/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG, ADR (Switzerland)                                         2.7%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Cisco Systems Inc.                                                          2.5%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
American Tower Corp., A                                                     2.2%
   COMMUNICATIONS
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.2%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.2%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
International Power PLC (U.K.)                                              2.1%
   UTILITIES
--------------------------------------------------------------------------------
Danaher Corp.                                                               2.1%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Agilent Technologies                                                        2.1%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
3M Co.                                                                      2.0%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Johnson & Johnson                                                           2.0%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

Performance Summary as of 12/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKREX)                                CHANGE    12/31/07     6/30/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.50      $12.36      $12.86
--------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.0973
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0302
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.4542
--------------------------------------------------------------------------------------
              TOTAL                         $0.5817
--------------------------------------------------------------------------------------
CLASS B (SYMBOL: FKEQX)                                CHANGE    12/31/07     6/30/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.46      $11.71      $12.17
--------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/07-12/31/07)
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0302
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.4542
--------------------------------------------------------------------------------------
              TOTAL                         $0.4844
--------------------------------------------------------------------------------------
CLASS C (SYMBOL: FREQX)                                CHANGE    12/31/07     6/30/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.46      $11.59      $12.05
--------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.0058
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0302
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.4542
--------------------------------------------------------------------------------------
              TOTAL                         $0.4902
--------------------------------------------------------------------------------------
CLASS R (SYMBOL: FKIRX)                                CHANGE    12/31/07     6/30/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.48      $12.25      $12.73
--------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.0599
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0302
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.4542
--------------------------------------------------------------------------------------
              TOTAL                         $0.5443
--------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FEACX)                          CHANGE    12/31/07     6/30/07
--------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.51      $12.47      $12.98
--------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/07-12/31/07)
--------------------------------------------------------------------------------------
Dividend Income                             $0.1287
--------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.0302
--------------------------------------------------------------------------------------
Long-Term Capital Gain                      $0.4542
--------------------------------------------------------------------------------------
              TOTAL                         $0.6131
--------------------------------------------------------------------------------------


6 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH                1-YEAR     5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +0.60%                +9.17%    +64.89%          +63.92%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            -5.15%                +2.92%     +9.22%           +4.45%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $ 9,485               $10,292    $15,541          $15,456
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4               0.94%
------------------------------------------------------------------------------------------------------
CLASS B                                 6-MONTH                1-YEAR     5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +0.17%                +8.36%    +58.91%          +36.25%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            -3.68%                +4.36%     +9.43%           +3.50%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $ 9,632               $10,436    $15,691          $13,625
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4               1.71%
------------------------------------------------------------------------------------------------------
CLASS C                                 6-MONTH                1-YEAR     5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +0.22%                +8.41%    +58.88%          +52.04%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            -0.74%                +7.41%     +9.70%           +4.28%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $ 9,926               $10,741    $15,888          $15,204
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4               1.70%
------------------------------------------------------------------------------------------------------
CLASS R                                 6-MONTH                1-YEAR     5-YEAR   INCEPTION (1/2/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +0.47%                +8.95%    +63.01%          +21.10%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            +0.47%                +8.95%    +10.27%           +3.25%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $10,047               $10,895    $16,301          $12,110
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4               1.21%
------------------------------------------------------------------------------------------------------
ADVISOR CLASS                           6-MONTH                1-YEAR     5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                +0.76%                +9.54%    +67.01%          +68.23%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 2            +0.76%                +9.54%    +10.80%           +5.34%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3          $10,076               $10,954    $16,701          $16,823
------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4               0.71%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 7

ENDNOTES

SPECIAL RISKS ARE INVOLVED WITH SIGNIFICANT EXPOSURE TO A PARTICULAR SECTOR, INCLUDING INCREASED SUSCEPTIBILITY RELATED TO ECONOMIC, BUSINESS OR OTHER DEVELOPMENTS AFFECTING THAT SECTOR. THE FUND'S PORTFOLIO INCLUDES TECHNOLOGY STOCKS, A SECTOR THAT HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. THE FUND CAN ALSO INVEST IN FOREIGN COMPANY STOCKS, WHICH INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND RISKS OF POLITICAL UNCERTAINTY. IN ADDITION, THE FUND MAY OWN SMALLER-COMPANY STOCKS, WHICH CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.


8 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 9

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT      ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                                  VALUE 7/1/07         VALUE 12/31/07       PERIOD* 7/1/07-12/31/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000               $1,006.00                  $4.64
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000               $1,020.51                  $4.67
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000               $1,001.70                  $8.45
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000               $1,016.69                  $8.52
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000               $1,002.20                  $8.46
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000               $1,016.69                  $8.52
---------------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000               $1,004.70                  $5.95
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000               $1,019.20                  $5.99
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000               $1,007.60                  $3.43
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000               $1,021.72                  $3.46
---------------------------------------------------------------------------------------------------------------------------

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.92%; B: 1.68%; C: 1.68%; R: 1.18%; and Advisor:
0.68%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


10 | Semiannual Report

Franklin Capital Growth Fund

FINANCIAL HIGHLIGHTS

                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 DECEMBER 31, 2007                         YEAR ENDED JUNE 30,
CLASS A                                             (UNAUDITED)          2007         2006          2005           2004        2003
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of period .........      $   12.86       $   11.19     $  10.52    $    10.76     $     9.06    $   8.95
                                                    --------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...................           0.03            0.04         0.02          0.04           0.01        0.03
   Net realized and unrealized gains
   (losses) ..................................           0.05            1.84         0.69         (0.28)          1.71        0.08
                                                    --------------------------------------------------------------------------------
Total from investment operations .............           0.08            1.88         0.71         (0.24)          1.72        0.11
                                                    --------------------------------------------------------------------------------
Less distributions from:
   Net investment income .....................          (0.10)          (0.01)       (0.04)           --          (0.02)         --
   Net realized gains ........................          (0.48)          (0.20)          --            --             --          --
                                                    --------------------------------------------------------------------------------
Total distributions ..........................          (0.58)          (0.21)       (0.04)           --          (0.02)         --
                                                    --------------------------------------------------------------------------------
Redemption fees ..............................             -- e            -- e         -- e          -- e           -- e        --
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ...............      $   12.36       $   12.86     $  11.19    $    10.52     $    10.76    $   9.06
                                                    ================================================================================

Total return c ...............................           0.60%          17.03%        6.74%        (2.23)%        18.95%       1.23%

RATIOS TO AVERAGE NET ASSETS d
Expenses .....................................           0.92% f         0.92%  f     0.95% f       0.96% f        0.96%       1.04%
Net investment income ........................           0.40%           0.38%        0.16%         0.41%          0.06%       0.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ............      $ 819,309       $ 848,648     $907,377    $1,089,510     $1,218,132    $936,927
Portfolio turnover rate ......................          15.54%          29.47%       40.34%        48.24%         51.96%      52.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 11

Franklin Capital Growth Fund

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2007                       YEAR ENDED JUNE 30,
CLASS B                                                (UNAUDITED)        2007         2006          2005         2004        2003
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $  12.17        $ 10.67     $  10.07     $   10.37     $   8.79    $   8.74
                                                       -----------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............         (0.02)         (0.04)       (0.06)        (0.03)       (0.07)      (0.03)
   Net realized and unrealized gains (losses) ...          0.04           1.74         0.66         (0.27)        1.65        0.08
                                                       -----------------------------------------------------------------------------
Total from investment operations ................          0.02           1.70         0.60         (0.30)        1.58        0.05
                                                       -----------------------------------------------------------------------------
Less distributions from net realized gains ......         (0.48)         (0.20)          --            --           --          --
                                                       -----------------------------------------------------------------------------
Redemption fees .................................            -- e           -- e         -- e          -- e         -- e        --
                                                       -----------------------------------------------------------------------------
Net asset value, end of period ..................      $  11.71        $ 12.17     $  10.67     $   10.07     $  10.37    $   8.79
                                                       =============================================================================

Total return c ..................................          0.17%         16.12%        5.96%        (2.89)%      17.97%       0.57%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................          1.68% f        1.69% f      1.70% f       1.71% f      1.71%       1.79%
Net investment income (loss) ....................         (0.36)%        (0.39)%      (0.59)%       (0.34)%      (0.69)%     (0.43)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $ 58,650        $63,677     $ 65,383     $  73,734     $ 83,622    $ 60,232
Portfolio turnover rate .........................         15.54%         29.47%       40.34%        48.24%       51.96%      52.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2007                       YEAR ENDED JUNE 30,
CLASS C                                              (UNAUDITED)           2007        2006         2005          2004        2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............     $   12.05       $   10.56    $   9.97    $   10.27     $    8.70    $   8.66
                                                      ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............         (0.02)          (0.04)      (0.06)       (0.03)        (0.07)      (0.03)
   Net realized and unrealized gains (losses) ...          0.05            1.73        0.65        (0.27)         1.64        0.07
                                                      ------------------------------------------------------------------------------
Total from investment operations ................          0.03            1.69        0.59        (0.30)         1.57        0.04
                                                      ------------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................         (0.01)             --          --           --            --          --
   Net realized gains ...........................         (0.48)          (0.20)         --           --            --          --
                                                      ------------------------------------------------------------------------------
Total distributions .............................         (0.49)          (0.20)         --           --            --          --
                                                      ------------------------------------------------------------------------------
Redemption fees .................................            -- e            -- e        -- e         -- e          -- e        --
                                                      ------------------------------------------------------------------------------
Net asset value, end of period ..................     $   11.59       $   12.05    $  10.56    $    9.97     $   10.27    $   8.70
                                                      ==============================================================================

Total return c ..................................          0.22%          16.20%       5.92%       (2.92)%       18.05%       0.46%

RATIOS TO AVERAGE NET ASSETS d
Expenses ........................................          1.68% f         1.68% f     1.69% f      1.71% f       1.71%       1.79%
Net investment income (loss) ....................         (0.36)%         (0.38)%     (0.58)%      (0.34)%       (0.69)%     (0.43)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $ 126,637       $ 131,399    $134,671    $ 162,603     $ 195,559    $165,339
Portfolio turnover rate .........................         15.54%          29.47%      40.34%       48.24%        51.96%      52.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Capital Growth Fund

                                                   ---------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   DECEMBER 31, 2007                       YEAR ENDED JUNE 30,
CLASS R                                               (UNAUDITED)          2007           2006          2005       2004       2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........      $   12.73       $   11.09      $   10.44     $   10.70   $   9.03    $  8.94
                                                      ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ..............           0.01            0.01          (0.01)         0.02      (0.02)        -- e
   Net realized and unrealized gains (losses) ..           0.05            1.83           0.68         (0.28)      1.71       0.09
                                                      ------------------------------------------------------------------------------
Total from investment operations ...............           0.06            1.84           0.67         (0.26)      1.69       0.09
                                                      ------------------------------------------------------------------------------
Less distributions from:
   Net investment income .......................          (0.06)             --          (0.02)           --      (0.02)        --
   Net realized gains ..........................          (0.48)          (0.20)            --            --         --         --
                                                      ------------------------------------------------------------------------------
Total distributions ............................          (0.54)          (0.20)         (0.02)           --      (0.02)        --
                                                      ------------------------------------------------------------------------------
Redemption fees ................................             -- e            -- e           -- e          -- e       -- e       --
                                                      ------------------------------------------------------------------------------
Net asset value, end of period .................      $   12.25       $   12.73      $   11.09     $   10.44   $  10.70    $  9.03
                                                      ==============================================================================

Total return c .................................           0.47%          16.78%          6.42%        (2.43)%    18.68%      1.01%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................           1.18% f         1.19% f        1.20% f       1.21% f    1.21%      1.29%
Net investment income (loss) ...................           0.14%           0.11%         (0.09)%        0.16%     (0.19)%     0.07%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $  28,637       $  31,070      $  36,295     $  39,421   $ 36,779    $19,256
Portfolio turnover rate ........................          15.54%          29.47%         40.34%        48.24%     51.96%     52.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2007                       YEAR ENDED JUNE 30,
ADVISOR CLASS                                         (UNAUDITED)          2007          2006          2005         2004       2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........      $   12.98       $   11.29     $   10.62     $   10.84     $   9.12   $   8.98
                                                      ------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................           0.04            0.08          0.05          0.07         0.03       0.05
   Net realized and unrealized gains (losses) ..           0.06            1.85          0.69         (0.29)        1.72       0.09
                                                      ------------------------------------------------------------------------------
Total from investment operations ...............           0.10            1.93          0.74         (0.22)        1.75       0.14
                                                      ------------------------------------------------------------------------------
Less distributions from:
   Net investment income .......................          (0.13)          (0.04)        (0.07)           --        (0.03)        --
   Net realized gains ..........................          (0.48)          (0.20)           --            --           --         --
                                                      ------------------------------------------------------------------------------
Total distributions ............................          (0.61)          (0.24)        (0.07)           --        (0.03)        --
                                                      ------------------------------------------------------------------------------
Redemption fees ................................             -- e            -- e          -- e          -- e         -- e       --
                                                      ------------------------------------------------------------------------------
Net asset value, end of period .................      $   12.47       $   12.98     $   11.29     $   10.62     $  10.84   $   9.12
                                                      ==============================================================================

Total return c .................................           0.76%          17.35%         6.97%        (2.03)%      19.26%      1.56%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................           0.68% f         0.69% f       0.70% f       0.71% f      0.71%      0.79%
Net investment income ..........................           0.64%           0.61%         0.41%         0.66%        0.31%      0.57%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $ 476,769       $ 460,157     $ 332,849     $ 319,724     $224,139   $ 75,554
Portfolio turnover rate ........................          15.54%          29.47%        40.34%        48.24%       51.96%     52.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY         SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 94.9%
    COMMUNICATIONS 6.3%
    America Movil SAB de CV, L, ADR ........................................      Mexico           422,900   $   25,961,831
  a American Tower Corp., A ................................................   United States       778,400       33,159,840
  a MetroPCS Communications Inc. ...........................................   United States       636,900       12,387,705
    Rogers Communications Inc., B ..........................................      Canada           515,000       23,315,572
                                                                                                             ---------------
                                                                                                                 94,824,948
                                                                                                             ---------------
    CONSUMER DURABLES 2.6%
  a Electronic Arts Inc. ...................................................   United States       334,000       19,508,940
    Harley-Davidson Inc. ...................................................   United States       438,200       20,468,322
                                                                                                             ---------------
                                                                                                                 39,977,262
                                                                                                             ---------------
    CONSUMER NON-DURABLES 4.1%
  a Hansen Natural Corp. ...................................................   United States       326,400       14,456,256
    PepsiCo Inc. ...........................................................   United States       293,600       22,284,240
    The Procter & Gamble Co. ...............................................   United States       353,200       25,931,944
                                                                                                             ---------------
                                                                                                                 62,672,440
                                                                                                             ---------------
    CONSUMER SERVICES 5.7%
    Carnival Corp. .........................................................   United States       541,900       24,109,131
  a eBay Inc. ..............................................................   United States       325,200       10,793,388
    International Game Technology ..........................................   United States       588,529       25,854,079
    Starwood Hotels & Resorts Worldwide Inc. ...............................   United States       177,900        7,832,937
    The Walt Disney Co. ....................................................   United States       557,290       17,989,321
                                                                                                             ---------------
                                                                                                                 86,578,856
                                                                                                             ---------------
    ELECTRONIC TECHNOLOGY 18.1%
  a Agilent Technologies Inc. ..............................................   United States       861,500       31,651,510
    The Boeing Co. .........................................................   United States       196,600       17,194,636
  a Cisco Systems Inc. .....................................................   United States     1,387,300       37,554,211
  a Dell Inc. ..............................................................   United States       820,200       20,103,102
  a FLIR Systems Inc. ......................................................   United States       186,500        5,837,450
    Harris Corp. ...........................................................   United States       410,700       25,742,676
    Intel Corp. ............................................................   United States       944,500       25,180,370
  a Juniper Networks Inc. ..................................................   United States       490,000       16,268,000
    KLA-Tencor Corp. .......................................................   United States       400,400       19,283,264
    Nokia Corp., ADR .......................................................      Finland          650,100       24,957,339
    QUALCOMM Inc. ..........................................................   United States       695,900       27,383,665
  a Research In Motion Ltd. ................................................      Canada           121,000       13,721,400
  a VeriFone Holdings Inc. .................................................   United States       375,600        8,732,700
                                                                                                             ---------------
                                                                                                                273,610,323
                                                                                                             ---------------
    ENERGY MINERALS 6.2%
    ConocoPhillips .........................................................   United States       294,600       26,013,180
    Devon Energy Corp. .....................................................   United States       272,300       24,210,193
    Occidental Petroleum Corp. .............................................   United States       116,900        9,000,131
    Peabody Energy Corp. ...................................................   United States       353,900       21,814,396
a,b Petroplus Holdings AG, 144A ............................................    Switzerland        156,900       12,142,720
                                                                                                             ---------------
                                                                                                                 93,180,620
                                                                                                             ---------------


16 | Semiannual Report

Franklin Capital Growth Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY         SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    FINANCE 9.5%
    AFLAC Inc. .............................................................   United States       438,600   $   27,469,518
    American Express Co. ...................................................   United States       255,200       13,275,504
  a Berkshire Hathaway Inc., A .............................................   United States           184       26,054,400
    BlackRock Inc. .........................................................   United States       111,800       24,238,240
    Brown & Brown Inc. .....................................................   United States       708,300       16,645,050
    Citigroup Inc. .........................................................   United States       242,800        7,148,032
    iStar Financial Inc. ...................................................   United States       237,800        6,194,690
    MasterCard Inc., A .....................................................   United States        29,000        6,240,800
    Wells Fargo & Co. ......................................................   United States       542,000       16,362,980
                                                                                                             ---------------
                                                                                                                143,629,214
                                                                                                             ---------------
    HEALTH SERVICES 1.6%
  a WellPoint Inc. .........................................................   United States       272,800       23,932,744
                                                                                                             ---------------
    HEALTH TECHNOLOGY 10.8%
  a Celgene Corp. ..........................................................   United States       241,300       11,150,473
  a Genentech Inc. .........................................................   United States       183,900       12,334,173
  a Gilead Sciences Inc. ...................................................   United States       342,700       15,767,627
    Johnson & Johnson ......................................................   United States       442,010       29,482,067
    Roche Holding AG, ADR ..................................................    Switzerland        468,200       40,089,625
    Schering-Plough Corp. ..................................................   United States       782,700       20,851,128
    Teva Pharmaceutical Industries Ltd., ADR ...............................       Israel          404,400       18,796,512
  a Varian Medical Systems Inc. ............................................   United States       285,200       14,876,032
                                                                                                             ---------------
                                                                                                                163,347,637
                                                                                                             ---------------
    INDUSTRIAL SERVICES 2.6%
    Halliburton Co. ........................................................   United States       501,900       19,027,029
  a National-Oilwell Varco Inc. ............................................   United States       267,900       19,679,934
                                                                                                             ---------------
                                                                                                                 38,706,963
                                                                                                             ---------------
    NON-ENERGY MINERALS 1.3%
    Cemex SAB de CV, CPO, ADR ..............................................       Mexico          744,716       19,250,909
                                                                                                             ---------------
    PROCESS INDUSTRIES 1.1%
    Bunge Ltd. .............................................................   United States       139,600       16,250,836
                                                                                                             ---------------
    PRODUCER MANUFACTURING 7.9%
    3M Co. .................................................................   United States       356,800       30,085,376
    ABB Ltd., ADR ..........................................................    Switzerland        561,200       16,162,560
    Danaher Corp. ..........................................................   United States       364,700       31,998,778
  a SunPower Corp., A ......................................................   United States        66,306        8,645,640
    United Technologies Corp. ..............................................   United States       427,100       32,690,234
                                                                                                             ---------------
                                                                                                                119,582,588
                                                                                                             ---------------
    RETAIL TRADE 3.6%
    Best Buy Co. Inc. ......................................................   United States       175,800        9,255,870
    CVS Caremark Corp. .....................................................   United States       569,000       22,617,750
    Lowe's Cos. Inc. .......................................................   United States       609,100       13,777,842
    Target Corp. ...........................................................   United States       192,100        9,605,000
                                                                                                             ---------------
                                                                                                                 55,256,462
                                                                                                             ---------------


                                                          Semiannual Report | 17

Franklin Capital Growth Fund

----------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY         SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    TECHNOLOGY SERVICES 6.3%
  a Adobe Systems Inc. .....................................................   United States       491,700   $   21,010,341
  a Google Inc., A .........................................................   United States        30,800       21,297,584
    Microsoft Corp. ........................................................   United States       917,500       32,663,000
    Paychex Inc. ...........................................................   United States       539,900       19,555,178
                                                                                                             ---------------
                                                                                                                 94,526,103
                                                                                                             ---------------
    TRANSPORTATION 2.6%
    C.H. Robinson Worldwide Inc. ...........................................   United States       229,200       12,404,304
    Expeditors International of Washington Inc. ............................   United States       264,900       11,835,732
    FedEx Corp. ............................................................   United States       168,000       14,980,560
                                                                                                             ---------------
                                                                                                                 39,220,596
                                                                                                             ---------------
    UTILITIES 4.6%
a,b Iberdrola Renovables, 144A .............................................       Spain         1,504,400       12,404,270
    International Power PLC ................................................  United Kingdom     3,588,400       32,334,422
    Public Service Enterprise Group Inc. ...................................   United States       248,200       24,383,167
                                                                                                             ---------------
                                                                                                                 69,121,859
                                                                                                             ---------------
    TOTAL COMMON STOCKS (COST $1,094,492,494) ..............................                                  1,433,670,360
                                                                                                             ---------------
    SHORT TERM INVESTMENT (COST $73,631,215) 4.9%
    MONEY MARKET FUND 4.9%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.58% ...   United States    73,631,215       73,631,215
                                                                                                             ---------------
    TOTAL INVESTMENTS (COST $1,168,123,709) 99.8% ..........................                                  1,507,301,575
    OTHER ASSETS, LESS LIABILITIES 0.2% ....................................                                      2,700,499
                                                                                                             ---------------
    NET ASSETS 100.0% ......................................................                                 $1,510,002,074
                                                                                                             ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation

a Non-income producing for the twelve months ended December 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $24,546,990, representing 1.63% of net assets.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .......................................   $1,094,492,494
      Cost - Sweep Money Fund (Note 7) ..................................       73,631,215
                                                                            ---------------
      Total cost of investments .........................................   $1,168,123,709
                                                                            ===============
      Value - Unaffiliated issuers ......................................   $1,433,670,360
      Value - Sweep Money Fund (Note 7) .................................       73,631,215
                                                                            ---------------
      Total value of investments ........................................    1,507,301,575
   Cash .................................................................            5,357
   Receivables:
      Investment securities sold ........................................        6,165,367
      Capital shares sold ...............................................        1,126,286
      Dividends .........................................................          858,036
                                                                            ---------------
         Total assets ...................................................    1,515,456,621
                                                                            ---------------
Liabilities:
   Payables:
      Investment securities purchased ...................................        1,008,931
      Capital shares redeemed ...........................................        2,786,520
      Affiliates ........................................................        1,406,628
   Accrued expenses and other liabilities ...............................          252,468
                                                                            ---------------
         Total liabilities ..............................................        5,454,547
                                                                            ---------------
            Net assets, at value ........................................   $1,510,002,074
                                                                            ===============
Net assets consist of:
   Paid-in capital ......................................................   $1,192,036,317
   Distributions in excess of net investment income .....................       (3,765,941)
   Net unrealized appreciation (depreciation) ...........................      339,178,501
   Accumulated net realized gain (loss) .................................      (17,446,803)
                                                                            ---------------
            Net assets, at value ........................................   $1,510,002,074
                                                                            ===============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Capital Growth Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007 (unaudited)

CLASS A:
   Net assets, at value ............................................................   $  819,308,717
                                                                                       ===============
   Shares outstanding ..............................................................       66,260,799
                                                                                       ===============
   Net asset value per share a .....................................................   $        12.36
                                                                                       ===============
   Maximum offering price per share (net asset value per share / 94.25%) ...........   $        13.11
                                                                                       ===============
CLASS B:
   Net assets, at value ............................................................   $   58,649,867
                                                                                       ===============
   Shares outstanding ..............................................................        5,006,514
                                                                                       ===============
   Net asset value and maximum offering price per share a ..........................   $        11.71
                                                                                       ===============
CLASS C:
   Net assets, at value ............................................................   $  126,637,159
                                                                                       ===============
   Shares outstanding ..............................................................       10,929,717
                                                                                       ===============
   Net asset value and maximum offering price per share a ..........................   $        11.59
                                                                                       ===============
CLASS R:
   Net assets, at value ............................................................   $   28,637,191
                                                                                       ===============
   Shares outstanding ..............................................................        2,338,251
                                                                                       ===============
   Net asset value and maximum offering price per share a ..........................   $        12.25
                                                                                       ===============
ADVISOR CLASS:
   Net assets, at value ............................................................   $  476,769,140
                                                                                       ===============
   Shares outstanding ..............................................................       38,245,343
                                                                                       ===============
   Net asset value and maximum offering price per share a ..........................   $        12.47
                                                                                       ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

STATEMENT OF OPERATIONS
for the six months ended December 31, 2007 (unaudited)

Investment income:
   Dividends
      Unaffiliated issuers .................................................................   $  8,664,526
      Sweep Money Fund (Note 7) ............................................................      1,509,945
                                                                                               -------------
         Total investment income ...........................................................     10,174,471
                                                                                               -------------
Expenses:
   Management fees (Note 3a) ...............................................................      3,475,944
   Distribution fees: (Note 3c)
      Class A ..............................................................................      1,020,582
      Class B ..............................................................................        310,407
      Class C ..............................................................................        653,200
      Class R ..............................................................................         75,698
   Transfer agent fees (Note 3e) ...........................................................      1,555,369
   Custodian fees (Note 4) .................................................................         15,378
   Reports to shareholders .................................................................         76,866
   Registration and filing fees ............................................................         49,092
   Professional fees .......................................................................         20,528
   Trustees' fees and expenses .............................................................         43,176
   Other ...................................................................................         20,282
                                                                                               -------------
         Total expenses ....................................................................      7,316,522
         Expense reductions (Note 4) .......................................................           (876)
                                                                                               -------------
            Net expenses ...................................................................      7,315,646
                                                                                               -------------
               Net investment income .......................................................      2,858,825
                                                                                               -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..........................................................................      1,587,195
      Foreign currency transactions ........................................................        145,809
                                                                                               -------------
               Net realized gain (loss) ....................................................      1,733,004
                                                                                               -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ..........................................................................      4,530,098
      Translation of assets and liabilities denominated in foreign currencies ..............            925
                                                                                               -------------
               Net change in unrealized appreciation (depreciation) ........................      4,531,023
                                                                                               -------------
Net realized and unrealized gain (loss) ....................................................      6,264,027
                                                                                               -------------
Net increase (decrease) in net assets resulting from operations ............................   $  9,122,852
                                                                                               =============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Capital Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             -----------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                             DECEMBER 31, 2007     YEAR ENDED
                                                                                                (UNAUDITED)      JUNE 30, 2007
                                                                                             -----------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ...............................................................   $       2,858,825   $    4,947,581
     Net realized gain (loss) from investments and foreign currency transactions .........           1,733,004       63,588,462
     Net change in unrealized appreciation (depreciation) on investments and translation
       of assets and liabilities denominated in foreign currencies .......................           4,531,023      166,708,823
                                                                                             -----------------------------------
         Net increase (decrease) in net assets resulting from operations .................           9,122,852      235,244,866
                                                                                             -----------------------------------
   Distributions to shareholders from:
     Net investment income:
       Class A ...........................................................................          (6,209,541)        (962,432)
       Class C ...........................................................................             (61,163)              --
       Class R ...........................................................................            (135,110)              --
       Advisor Class .....................................................................          (4,624,813)      (1,340,985)
     Net realized gains:
       Class A ...........................................................................         (30,913,686)     (15,125,000)
       Class B ...........................................................................          (2,353,738)      (1,162,152)
       Class C ...........................................................................          (5,108,186)      (2,371,121)
       Class R ...........................................................................          (1,092,609)        (572,089)
       Advisor Class .....................................................................         (17,406,833)      (6,336,078)
                                                                                             -----------------------------------
   Total distributions to shareholders ...................................................         (67,905,679)     (27,869,857)
                                                                                             -----------------------------------
   Capital share transactions: (Note 2)
       Class A ...........................................................................           2,462,595     (180,341,815)
       Class B ...........................................................................          (2,847,440)     (10,115,570)
       Class C ...........................................................................              82,113      (20,287,697)
       Class R ...........................................................................          (1,379,318)      (9,739,945)
       Advisor Class .....................................................................          35,511,455       71,427,866
                                                                                             -----------------------------------
   Total capital share transactions ......................................................          33,829,405     (149,057,161)
                                                                                             -----------------------------------
   Redemption fees .......................................................................               4,945           58,111
                                                                                             -----------------------------------
         Net increase (decrease) in net assets ...........................................         (24,948,477)      58,375,959

Net assets:
   Beginning of period ...................................................................       1,534,950,551    1,476,574,592
                                                                                             -----------------------------------
   End of period .........................................................................   $   1,510,002,074   $1,534,950,551
                                                                                             ===================================
Undistributed net investment income (distributions in excess of net investment income)
   included in net assets:
     End of period .......................................................................   $      (3,765,941)  $    4,405,861
                                                                                             ===================================


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                          Semiannual Report | 23

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


24 | Semiannual Report

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 25

Franklin Capital Growth Fund

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                ----------------------------------------------------------
                                                      SIX MONTHS ENDED                YEAR ENDED
                                                     DECEMBER 31, 2007               JUNE 30, 2007
                                                ----------------------------------------------------------
                                                  SHARES        AMOUNT         SHARES          AMOUNT
                                                ----------------------------------------------------------
CLASS A SHARES:
   Shares sold ..............................    4,082,188   $  52,846,344     8,858,155   $  104,856,492
   Shares issued in reinvestment
      of distributions ......................    2,691,584      33,537,144     1,243,216       14,632,657
   Shares redeemed ..........................   (6,483,981)    (83,920,893)  (25,195,722)    (299,830,964)
                                                ----------------------------------------------------------
   Net increase (decrease) ..................      289,791   $   2,462,595   (15,094,351)  $ (180,341,815)
                                                ==========================================================
CLASS B SHARES:
   Shares sold ..............................      103,603   $   1,262,532       157,466   $    1,778,806
   Shares issued in reinvestment
      of distributions ......................      185,313       2,188,541        97,119        1,086,761
   Shares redeemed ..........................     (515,560)     (6,298,513)   (1,151,189)     (12,981,137)
                                                ----------------------------------------------------------
   Net increase (decrease) ..................     (226,644)  $  (2,847,440)     (896,604)  $  (10,115,570)
                                                ==========================================================
CLASS C SHARES:
   Shares sold ..............................      686,491   $   8,289,929     1,245,941   $   13,928,423
   Shares issued in reinvestment
      of distributions ......................      413,565       4,830,441       200,343        2,217,793
   Shares redeemed ..........................   (1,078,753)    (13,038,257)   (3,289,564)     (36,433,913)
                                                ----------------------------------------------------------
   Net increase (decrease) ..................       21,303   $      82,113    (1,843,280)  $  (20,287,697)
                                                ==========================================================
CLASS R SHARES:
   Shares sold ..............................      195,296   $   2,515,112       507,592   $    5,915,099
   Shares issued in reinvestment
      of distributions ......................       99,079       1,222,641        48,981          571,609
   Shares redeemed ..........................     (397,607)     (5,117,071)   (1,387,133)     (16,226,653)
                                                ----------------------------------------------------------
   Net increase (decrease) ..................     (103,232)  $  (1,379,318)     (830,560)  $   (9,739,945)
                                                ==========================================================
ADVISOR CLASS SHARES:
   Shares sold ..............................    2,276,253   $  29,477,193     7,017,119   $   83,608,698
   Shares issued in reinvestment
      of distributions ......................    1,735,854      21,802,329       636,501        7,548,901
   Shares redeemed ..........................   (1,217,935)    (15,768,067)   (1,672,699)     (19,729,733)
                                                ----------------------------------------------------------
   Net increase (decrease) ..................    2,794,172   $  35,511,455     5,980,921   $   71,427,866
                                                ==========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                             AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin Templeton Services, LLC (FT Services)         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor
Services)                                              Transfer agent


26 | Semiannual Report

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
      0.625%          Up to and including $100 million
      0.500%          Over $100 million, up to and including $250 million
      0.450%          Over $250 million, up to and including $10 billion
      0.440%          Over $10 billion, up to and including $12.5 billion
      0.420%          Over $12.5 billion, up to and including $15 billion
      0.400%          In excess of $15 billion

Effective January 1, 2008, the Fund will pay fees based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
      0.625%          Up to and including $100 million
      0.500%          Over $100 million, up to and including $250 million
      0.450%          Over $250 million, up to and including $7.5 billion
      0.440%          Over $7.5 billion, up to and including $10 billion
      0.430%          Over $10 billion, up to and including $12.5 billion
      0.420%          Over $12.5 billion, up to and including $15 billion
      0.400%          In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


                                                          Semiannual Report | 27

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .................................................        0.25%
Class B .................................................        1.00%
Class C .................................................        1.00%
Class R .................................................        0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers .............................................   $ 117,708
Contingent deferred sales charges retained ....................   $  29,486

E. TRANSFER AGENT FEES

For the period ended December 31, 2007, the Fund paid transfer agent fees of $1,555,369, of which $1,093,210 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2008 .......................................................   $  3,708,341
   2009 .......................................................      3,708,341
   2010 .......................................................      2,955,708
                                                                  --------------
                                                                  $ 10,372,390 a
                                                                  ==============

a Includes $10,372,390 from the merged Franklin Large Cap Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations.


28 | Semiannual Report

Franklin Capital Growth Fund

5. INCOME TAXES (CONTINUED)

During the year ended June 30, 2007, the Fund utilized $3,708,341 of capital loss carryforwards.

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................   $1,171,147,571
                                                                 ===============

Unrealized appreciation ......................................   $  377,647,059
Unrealized depreciation ......................................      (41,493,055)
                                                                 ---------------
Net unrealized appreciation (depreciation) ...................   $  336,154,004
                                                                 ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2007, aggregated $228,835,015 and $269,122,024, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                          Semiannual Report | 29

Franklin Capital Growth Fund

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on December 31, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of June 30, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


30 | Semiannual Report

Franklin Capital Growth Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 31

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                          Not part of the semiannual report

   [LOGO](R)
FRANKLIN TEMPLETON                                    One Frankline Parkway
  INVESTMENTS                                         San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


134 S2007 02/08


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS. N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008